Investment in Available For Sale Securities	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INVESTMENT IN AVAILABLE FOR SALE SECURITIES [Text Block]
NOTE 24: INVESTMENT IN AVAILABLE FOR SALE SECURITIES

As part of the consideration received from the sale of Navios Hope to Navios Partners in July 2008, the Company received 3,131,415 common units of Navios Partners.

On March 18, 2010, Navios Holdings sold the Navios Aurora II to Navios Partners for $110,000. Out of the $110,000 purchase price, $90,000 was paid in cash and the remaining amount was paid through the receipt of 1,174,219 common units of Navios Partners.

On November 15, 2010, Navios Holdings sold the Navios Melodia and the Navios Fulvia to Navios Partners for a total of $177,000, out of which $162,000 was paid in cash and the remaining amount was paid through the receipt of 788,370 common units in Navios Partners.

On May 19, 2011, Navios Holdings sold the Navios Luz and the Navios Orbiter to Navios Partners for a total of $130,000, out of which $120,000 was paid in cash and the remaining amount was paid through the receipt of 507,916 newly issued common units of Navios Partners.

In January 2011, Korea Line Corporation ("KLC") filed for receivership, which is a reorganization under South Korean bankruptcy law. Navios Holdings reviewed the matter in concert with the credit default insurers, as five vessels of its core fleet are chartered out to KLC. The contracts for these vessels have been temporarily suspended and the vessels have been rechartered to third parties for variable charter periods. Upon completion of the suspension period, the contracts with the original charterers will resume at amended terms. The obligations of the insurer are reduced by an amount equal to the mitigation charter hire revenues earned under the contracts with third parties and/or the original charters or the applicable deductibles for any idle periods. The Company has filed claims for all unpaid amounts by KLC in respect of the employment of the five vessels in the KLC corporate rehabilitation proceedings.

On November 24, 2011, Navios Holdings received and will retain in total 11,413 shares of KLC for three of its vessels, as partial compensation for the claims filed under the Korean court. As of December 31, 2011, the carrying amount of the AFS securities related to KLC were $332.

All above common units that the Company received from the sale of the vessels to Navios Partners and the shares received from KLC were accounted for under guidance for available-for-sale securities (the "AFS Securities"). Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered "other-than-temporary," in which case it is transferred to the statements of income. The Company has no other types of available for sale securities.

As of December 31, 2011 and 2010, the carrying amounts of the AFS Securities were $82,904 and $99,078, respectively, and the unrealized holding gains related to these AFS Securities included in "Accumulated Other Comprehensive Income/ (Loss)" were $6,166, $32,624 and $15,156, respectively, as of December 31, 2011, 2010 and 2009. During 2011, 2010, and 2009, the Company recognized in earnings realized losses amounting to $0, $0 and $13,778, respectively.